Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2013
EQ/Davis New York Venture Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQ/Davis New York Venture Portfolio – Class IA, IB and K Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts ("Contracts"), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 21% of the average value of the Portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests a majority of its assets in equity securities issued by large-cap companies with market capitalizations of at least $10 billion. The Portfolio also has the flexibility to invest in companies whose shares may be subject to controversy and in foreign securities, including depositary receipts. The Portfolio also may invest a significant portion of its assets in the financial services sector.

The Adviser conducts extensive research to identify well managed companies with durable business models that are attractive to the Adviser based on its assessment of a company's worth. In selecting investments, the Adviser searches for companies that demonstrate a majority or, in the Adviser's opinion, an appropriate mix of the following characteristics:
  First class management evidenced by a proven track record, significant alignment of interest in business, intelligent allocation of capital and smart application of technology to improve business and lower costs;
  Strong financial condition and satisfactory profitability evidenced by a strong balance sheet, low cost structure, high returns on capital;
  Strong competitive positioning evidenced by non-obsolescent products and/or services, dominant or growing market share, participation in a growing market and global presence and brand names.
The Portfolio also may invest in a company when it becomes the center of controversy due to adverse media attention. The company may be involved in litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated or other adverse events may threaten the company's future.

The Adviser also analyzes each company's common stock, seeking to purchase those that are attractive to the Adviser based on its assessment of a company's worth. The Adviser seeks to invest in companies for the long term and may sell a security for a variety of reasons, including if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

		AXA Equitable Funds Management Group, LLC ("FMG LLC" or the "Manager") has been granted relief by the Securities and Exchange Commission to hire, terminate and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into an advisory agreement on behalf of the Portfolio with an "affiliated person" of the Manager, such as AllianceBernstein L.P., unless the advisory agreement is approved by the Portfolio's shareholders. The Manager is responsible for overseeing Advisers and recommending their hiring, termination and replacement to the Board of Trustees.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company's financial condition as well as general market, economic and political conditions and other factors.

Financial Services Sector Risk: To the extent a Portfolio invests in the financial services sector, the value of the Portfolio's shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio's shares could experience significantly greater volatility than Portfolios investing more broadly.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk: Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Headline Risk: A Portfolio may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While the Adviser researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

		Special Situations Risk: A Portfolio may use aggressive investment techniques, including seeking to benefit from "special situations," such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that an Adviser's assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio's holding period.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2012 compared to the returns of a broad-based market index. The return of the broad-based market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

		The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the past one year, five years and since inception through December 31, 2012 compared to the returns of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns — Class IB
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter (% and time period)	Worst quarter (% and time period)
21.49% (2009 2nd Quarter)	–23.88% (2008 4th Quarter)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
EQ/Davis New York Venture Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	677
10 Years	rr_ExpenseExampleYear10	1,502
One Year	rr_AverageAnnualReturnYear01	11.88%
Five Years	rr_AverageAnnualReturnYear05	(0.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2006
EQ/Davis New York Venture Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	677
10 Years	rr_ExpenseExampleYear10	1,502
2007	rr_AnnualReturn2007	3.81%
2008	rr_AnnualReturn2008	(39.27%)
2009	rr_AnnualReturn2009	32.79%
2010	rr_AnnualReturn2010	11.68%
2011	rr_AnnualReturn2011	(4.61%)
2012	rr_AnnualReturn2012	11.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.88%)
One Year	rr_AverageAnnualReturnYear01	11.99%
Five Years	rr_AverageAnnualReturnYear05	(0.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2006
EQ/Davis New York Venture Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	308
5 Years	rr_ExpenseExampleYear05	543
10 Years	rr_ExpenseExampleYear10	1,216
One Year	rr_AverageAnnualReturnYear01	12.16%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	13.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2011
EQ/Davis New York Venture Portfolio | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%

[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2014 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests, dividend and interest expenses on securities sold short, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.15% for Class IA and IB shares and 0.90% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2014.